RELATED PARTY TRANSACTIONS - Summary of Short-Term Balance Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Short-term balances due to related party	$ 0	$ 2,730
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	0	879
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	0	1,822
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	0	0
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	$ 0	$ 29